Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Mar. 23, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Dec. 31, 2016	Dec. 07, 2016	Aug. 31, 2016	Dec. 15, 2015	Aug. 31, 2015	Sep. 30, 2014	Aug. 31, 2014
C000163612
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,745,300
C000163610
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) 25,090
Account Value	$ 25,090	$ 20,902	$ 18,578	$ 20,706		$ 15,369	$ 13,202	$ 13,576	$ 12,345			$ 10,452	$ 9,425
C000163611
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) 24,919
Account Value	$ 22,653	19,012	17,023	19,118		14,301	12,368	12,824	11,747			10,000	10,000
C000163613
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 27,672
C000069472
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,207,600
C000069470
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $11,085
Account Value	$ 11,085	9,504	9,789	12,951		11,195	10,152	10,334	10,630			8,538		$ 7,405		$ 9,425
C000069471
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,914
Account Value	$ 10,914	9,424	9,788	13,045		11,358	10,375	10,641	11,028			8,925		7,798		10,000
C000090015
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $11,299
C000125074
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $12,181
C000063561
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,094,600
C000063559
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $19,019
Account Value	$ 19,019	16,095	15,765	15,807		12,831	12,687	12,356	11,212			10,085		8,953	$ 9,425	9,425
C000063560
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $18,733
Account Value	$ 18,733	15,960	15,759	15,915		13,018	12,968	12,726	11,636			10,546		9,435		10,000
C000090014
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $19,624
C000228873
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $21,318
C000021351
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $22,893
C000021352
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $22,454
C000021353
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $22,073
C000027739
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,325,200
C000090012
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $21,136
Account Value	$ 21,136	16,758	15,016	21,398		16,244	12,902	13,235	11,732			10,064		9,448		9,425
C000090013
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $20,807
Account Value	$ 20,807	16,625	15,010	21,550		16,481	13,189	13,632	12,180			10,522		9,950		10,000
C000021336
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $25,768
C000021337
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $25,547
C000021338
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $24,886
C000021339
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,619,200
C000125070
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $26,421
C000228870
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $26,435
C000121825
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $17,470
C000121826
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $17,377
C000021340
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,780,900
C000121822
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $16,191
Account Value	$ 16,191	13,411	11,707	16,154		12,616	10,944	11,435	10,914			9,464		9,059		9,425
C000121823
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $15,932
Account Value	$ 15,932	13,308	11,697	16,265		12,800	11,188	11,782	11,324			9,892		9,539		10,000
C000130576
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $17,983
C000228871
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $18,191
C000034262
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $17,318
C000035184
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,792,700
C000057306
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $16,292
Account Value	$ 16,292	13,591	11,886	16,258		12,694	10,923	11,328	10,776			9,322		8,990		9,425
C000057307
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $16,040
Account Value	$ 16,040	13,485	11,882	16,377		12,885	11,168	11,673	11,184			9,751		9,477		10,000
C000077166
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $16,871
C000160231
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $17,895
C000175514
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,889,300
C000175512
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,329
Account Value	$ 17,329	14,472	13,357	19,372		14,198	11,505	12,999	11,970	$ 9,425	$ 9,425
C000175513
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,351
Account Value	$ 17,351	14,594	13,582	19,855		14,655	11,962	13,627	12,630	10,000	10,000
C000175515
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $19,034
C000087774
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,231,100
C000087772
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $20,265
Account Value	$ 20,265	18,580	17,584	20,909		13,002	12,148	13,677	11,342			9,761		9,516		9,425
C000087773
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $19,950
Account Value	$ 19,950	18,431	17,571	21,049		13,191	12,425	14,084	11,771			10,204		10,019		10,000
C000150163
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $22,456
C000021354
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $35,193
C000021355
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $34,565
C000021356
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $33,538
C000027740
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,579,500
C000077157
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $32,489
Account Value	$ 32,489	26,093	22,151	26,795		19,826	14,633	14,098	11,587			9,880		9,121	9,425	9,425
C000077158
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $32,002
Account Value	$ 32,002	25,887	22,137	26,987		20,114	14,952	14,516	12,022			10,317		9,599		10,000
C000077160
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $33,500
C000210977
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $35,587
C000021333
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $26,117
C000021334
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $25,637
C000021335
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $25,249
C000027735
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,655,000
C000090001
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $24,073
Account Value	$ 24,073	21,086	20,021	20,981		14,019	13,607	12,838	11,393			9,852		8,723		9,425
C000089999
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $23,742
Account Value	$ 23,742	20,949	20,039	21,156		14,238	13,921	13,228	11,828			10,300		9,189		10,000
C000090000
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $24,866
C000150162
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $26,485
C000228869
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $26,625
C000021357
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $26,137
C000021358
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $25,959
C000021359
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $25,292
C000027741
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,660,800
C000077161
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $24,155
Account Value	$ 24,155	20,124	19,310	25,774		19,033	15,639	14,944	11,815			10,222		10,421		9,425
C000077162
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $23,768
Account Value	$ 23,768	19,955	19,286	25,944		19,301	15,981	15,379	12,255			10,685		10,972		10,000
C000077164
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $24,983
C000125073
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $26,846
C000021347
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $17,789
C000021348
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $17,489
C000027737
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,816,600
C000090009
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $16,518
Account Value	$ 16,518	14,430	13,922	14,484		9,421	11,238	12,922	11,514			9,845		9,309		9,425
C000090010
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $16,252
Account Value	$ 16,252	14,305	13,908	14,583		9,551	11,481	13,302	11,945			10,289		9,798		10,000
C000090011
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $17,088
C000210976
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $18,047
C000082272
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,864,200
C000082270
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $26,042
Account Value	$ 26,042	20,808	18,517	21,764		16,040	14,604	14,243	11,997			10,010		9,223		9,425
C000082271
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $25,658
Account Value	$ 25,658	20,660	18,508	21,924		16,281	14,932	14,671	12,450			10,467		9,716		10,000
C000228874
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $29,226
C000021342
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $19,740
C000021341
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,012,700
C000090002
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $18,299
Account Value	$ 18,299	15,004	16,705	18,775		14,023	14,654	12,110	11,544			11,249		9,268	9,268	9,268
C000090003
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $18,015
Account Value	$ 18,015	14,887	16,696	18,912		14,226	14,987	12,477	11,980			11,759		9,762		10,000
C000090004
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $18,922
C000125071
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $20,292
C000228872
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $20,251
C000021330
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $30,710
C000021331
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $30,168
C000021332
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $29,724
C000027734
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,143,200
C000077149
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $28,567
Account Value	$ 28,567	21,883	21,620	27,072		21,201	17,225	16,562	11,949			9,804		10,126		9,425
C000077150
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $28,134
Account Value	$ 28,134	21,712	21,614	27,269		21,514	17,607	17,061	12,402			10,250		10,668		10,000
C000077152
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $29,582
C000205810
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $31,227
C000021349
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $29,477
C000021350
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $28,985
C000027738
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,002,000
C000077156
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $27,268
Account Value	$ 27,268	20,754	18,127	21,044		15,685	13,529	13,932	11,793			10,403		9,434		9,425
C000077153
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $26,845
Account Value	$ 26,845	20,589	18,117	21,189		15,909	13,826	14,345	12,234			10,872		9,933		10,000
C000077155
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $28,217
C000125072
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $30,266
C000244622
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $29,651
C000225949
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,266,200
C000225950
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $11,788
Account Value	$ 11,788	9,408	8,299	10,679	$ 9,425
C000225951
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $12,188
Account Value	$ 12,188	9,806	8,715	11,290	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,268,100
Account Value	$ 3,268,100	2,570,600	2,217,100	2,497,500		1,904,100	1,561,500	1,517,200	1,267,900			1,090,800	1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,681
Account Value	$ 32,681	25,706	22,171	24,975		19,041	15,615	15,172	12,679			10,908	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,681
Account Value	$ 32,681	25,706	22,171	24,975		19,041	15,615	15,172	12,679			10,908	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,681
Account Value	$ 32,681	25,706	22,171	24,975		19,041	15,615	15,172	12,679			10,908	$ 10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $1,287,700
Account Value	$ 1,287,700	1,119,100	1,105,200	1,413,400		1,166,900	1,019,300	1,065,800	1,073,100			861,700		770,500		1,000,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Account Value	$ 12,877	11,191	11,052	14,134		11,669	10,193	10,658	10,731			8,617		7,705		10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Account Value	$ 12,877	11,191	11,052	14,134		11,669	10,193	10,658	10,731			8,617		7,705		10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Account Value	$ 12,877	11,191	11,052	14,134		11,669	10,193	10,658	10,731			8,617		7,705		10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Account Value	$ 12,877	11,191	11,052	14,134		11,669	10,193	10,658	10,731			8,617		7,705		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,295,200
Account Value	$ 3,295,200	2,602,900	2,255,500	2,591,400		1,959,500	1,599,600	1,560,700	1,302,500			1,121,400		1,004,000		1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040	10,000	10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Account Value	$ 23,192	18,788	16,488	19,601		15,237	13,077	13,113	11,770			10,050		9,371		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Account Value	$ 23,192	18,788	16,488	19,601		15,237	13,077	13,113	11,770			10,050		9,371		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Account Value	$ 23,192	18,788	16,488	19,601		15,237	13,077	13,113	11,770			10,050		9,371		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $2,319,200
Account Value	$ 2,319,200	1,878,800	1,648,800	1,960,100		1,523,700	1,307,700	1,311,300	1,177,000			1,005,000		937,100		1,000,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Account Value	$ 23,192	18,788	16,488	19,601		15,237	13,077	13,113	11,770			10,050		9,371		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Account Value	$ 23,192	18,788	16,488	19,601		15,237	13,077	13,113	11,770			10,050		9,371		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Account Value	$ 3,207,100	2,542,400	2,215,500	2,554,800		1,920,300	1,581,300	1,560,800	1,298,000			1,118,400		1,003,600		1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $1,659,600
Account Value	$ 1,659,600	1,389,900	1,178,700	1,469,700		1,165,300	1,098,000	1,134,900	1,087,200			924,200		925,300		1,000,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $1,659,600
Account Value	$ 1,659,600	1,389,900	1,178,700	1,469,700		1,165,300	1,098,000	1,134,900	1,087,200			924,200		925,300		1,000,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Account Value	$ 16,596	13,899	11,787	14,697		11,653	10,980	11,349	10,872			9,242		9,253		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $1,800,000
Account Value	$ 1,800,000	1,507,500	1,278,400	1,594,100		1,263,900	1,190,900	1,231,000	1,179,200		1,000,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $18,000
Account Value	$ 18,000	15,075	12,784	15,941		12,639	11,909	12,310	11,792	10,000	10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $18,000
Account Value	$ 18,000	15,075	12,784	15,941		12,639	11,909	12,310	11,792	10,000	10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $18,000
Account Value	$ 18,000	15,075	12,784	15,941		12,639	11,909	12,310	11,792		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Account Value	$ 3,207,100	2,542,400	2,215,500	2,554,800		1,920,300	1,581,300	1,560,800	1,298,000			1,118,400		1,003,600		1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Account Value	$ 3,388,200	2,665,000	2,298,600	2,589,300		1,974,000	1,618,900	1,573,000	1,314,500			1,130,900		1,004,800		1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048	10,000	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,295,200
Account Value	$ 3,295,200	2,602,900	2,255,500	2,591,400		1,959,500	1,599,600	1,560,700	1,302,500			1,121,400		1,004,000		1,000,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Account Value	$ 32,952	26,029	22,555	25,914		19,595	15,996	15,607	13,025			11,214		10,040		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Account Value	$ 3,207,100	2,542,400	2,215,500	2,554,800		1,920,300	1,581,300	1,560,800	1,298,000			1,118,400		1,003,600		1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Account Value	$ 3,207,100	2,542,400	2,215,500	2,554,800		1,920,300	1,581,300	1,560,800	1,298,000			1,118,400		1,003,600		1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Account Value	$ 3,388,200	2,665,000	2,298,600	2,589,300		1,974,000	1,618,900	1,573,000	1,314,500			1,130,900		1,004,800		1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Account Value	$ 3,388,200	2,665,000	2,298,600	2,589,300		1,974,000	1,618,900	1,573,000	1,314,500			1,130,900		1,004,800		1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048	10,000	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Account Value	$ 3,207,100	2,542,400	2,215,500	2,554,800		1,920,300	1,581,300	1,560,800	1,298,000			1,118,400		1,003,600		1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Account Value	$ 32,071	25,424	22,155	25,548		19,203	15,813	15,608	12,980			11,184		10,036		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Account Value	$ 3,388,200	2,665,000	2,298,600	2,589,300		1,974,000	1,618,900	1,573,000	1,314,500			1,130,900		1,004,800		1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Account Value	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145			11,309		10,048		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $1,427,200
Account Value	$ 1,427,200	1,131,400	985,900	1,136,900	1,000,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $14,272
Account Value	$ 14,272	11,314	9,859	11,369	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $14,272
Account Value	$ 14,272	11,314	9,859	11,369	$ 10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,336,000
Account Value	$ 2,336,000	1,928,200	1,775,600	1,893,500		1,387,700	1,376,200	1,367,700	1,216,100			1,089,900		965,200		1,000,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652	10,000	10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,165,500
Account Value	$ 2,165,500	1,827,800	1,746,600	2,127,000		1,446,100	1,364,000	1,565,900	1,248,300			1,086,200		1,000,300		1,000,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $1,648,200
Account Value	$ 1,648,200	1,432,200	1,311,800	1,772,100		1,334,300	1,205,800	1,327,500	1,235,300		1,000,000
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $16,482
Account Value	$ 16,482	14,322	13,118	17,721		13,343	12,058	13,275	12,353	10,000	10,000
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $16,482
Account Value	$ 16,482	14,322	13,118	17,721		13,343	12,058	13,275	12,353	$ 10,000	10,000
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $16,482
Account Value	$ 16,482	14,322	13,118	17,721		13,343	12,058	13,275	12,353		$ 10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,054,200
Account Value	$ 2,054,200	1,722,600	1,686,000	1,877,100		1,176,900	1,253,900	1,473,300	1,227,300			1,081,700		950,500		1,000,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,165,500
Account Value	$ 2,165,500	1,827,800	1,746,600	2,127,000		1,446,100	1,364,000	1,565,900	1,248,300			1,086,200		1,000,300		1,000,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $20,542
Account Value	$ 20,542	17,226	16,860	18,771		11,769	12,539	14,733	12,273			10,817		9,505		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $20,542
Account Value	$ 20,542	17,226	16,860	18,771		11,769	12,539	14,733	12,273			10,817		9,505		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $20,542
Account Value	$ 20,542	17,226	16,860	18,771		11,769	12,539	14,733	12,273			10,817		9,505		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Account Value	$ 44,223	33,822	27,737	34,268		26,662	18,472	17,715	13,924			11,525		10,426		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Account Value	$ 44,223	33,822	27,737	34,268		26,662	18,472	17,715	13,924			11,525		10,426		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Account Value	$ 44,223	33,822	27,737	34,268		26,662	18,472	17,715	13,924			11,525		10,426		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $4,422,300
Account Value	$ 4,422,300	3,382,200	2,773,700	3,426,800		2,666,200	1,847,200	1,771,500	1,392,400			1,152,500		1,042,600		1,000,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Account Value	$ 44,223	33,822	27,737	34,268		26,662	18,472	17,715	13,924			11,525		10,426	10,000	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Account Value	$ 44,223	33,822	27,737	34,268		26,662	18,472	17,715	13,924			11,525		10,426		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Account Value	$ 44,223	33,822	27,737	34,268		26,662	18,472	17,715	13,924			11,525		10,426		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Account Value	$ 44,223	33,822	27,737	34,268		26,662	18,472	17,715	13,924			11,525		10,426		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,336,000
Account Value	$ 2,336,000	1,928,200	1,775,600	1,893,500		1,387,700	1,376,200	1,367,700	1,216,100			1,089,900		965,200		1,000,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Account Value	$ 23,360	19,282	17,756	18,935		13,877	13,762	13,677	12,161			10,899		9,652		10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Account Value	$ 27,408	23,019	20,371	27,788		20,557	16,638	15,702	12,555			10,963		10,246		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Account Value	$ 27,408	23,019	20,371	27,788		20,557	16,638	15,702	12,555			10,963		10,246		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Account Value	$ 27,408	23,019	20,371	27,788		20,557	16,638	15,702	12,555			10,963		10,246		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $2,740,800
Account Value	$ 2,740,800	2,301,900	2,037,100	2,778,800		2,055,700	1,663,800	1,570,200	1,255,500			1,096,300		1,024,600		1,000,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,496,000
Account Value	$ 2,496,000	2,077,200	1,916,700	2,250,200		1,593,200	1,465,300	1,457,400	1,236,200			1,099,400		1,000,200		1,000,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Account Value	$ 27,408	23,019	20,371	27,788		20,557	16,638	15,702	12,555			10,963		10,246		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Account Value	$ 27,408	23,019	20,371	27,788		20,557	16,638	15,702	12,555			10,963		10,246		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Account Value	$ 27,408	23,019	20,371	27,788		20,557	16,638	15,702	12,555			10,963		10,246		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Account Value	$ 27,408	23,019	20,371	27,788		20,557	16,638	15,702	12,555			10,963		10,246		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Account Value	$ 22,215	18,484	17,495	18,975		13,132	13,305	13,735	12,191			11,001		9,746		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Account Value	$ 22,215	18,484	17,495	18,975		13,132	13,305	13,735	12,191			11,001		9,746		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,221,500
Account Value	$ 2,221,500	1,848,400	1,749,500	1,897,500		1,313,200	1,330,500	1,373,500	1,219,100			1,100,100		974,600		1,000,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,496,000
Account Value	$ 2,496,000	2,077,200	1,916,700	2,250,200		1,593,200	1,465,300	1,457,400	1,236,200			1,099,400		1,000,200		1,000,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Account Value	$ 22,215	18,484	17,495	18,975		13,132	13,305	13,735	12,191			11,001		9,746		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Account Value	$ 22,215	18,484	17,495	18,975		13,132	13,305	13,735	12,191			11,001		9,746		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Account Value	$ 22,215	18,484	17,495	18,975		13,132	13,305	13,735	12,191			11,001		9,746		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Account Value	$ 22,215	18,484	17,495	18,975		13,132	13,305	13,735	12,191			11,001		9,746		10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Account Value	$ 24,960	20,772	19,167	22,502		15,932	14,653	14,574	12,362			10,994		10,002		10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Account Value	$ 19,820	16,322	17,685	19,597		14,400	15,661	13,551	12,728			12,496		9,967		10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $1,982,000
Account Value	$ 1,982,000	1,632,200	1,768,500	1,959,700		1,440,000	1,566,100	1,355,100	1,272,800			1,249,600		996,700		1,000,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Account Value	$ 19,820	16,322	17,685	19,597		14,400	15,661	13,551	12,728			12,496		9,967	$ 10,000	10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Account Value	$ 19,820	16,322	17,685	19,597		14,400	15,661	13,551	12,728			12,496		9,967		10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Account Value	$ 19,820	16,322	17,685	19,597		14,400	15,661	13,551	12,728			12,496		9,967		10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Account Value	$ 19,820	16,322	17,685	19,597		14,400	15,661	13,551	12,728			12,496		9,967		10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Account Value	$ 19,820	16,322	17,685	19,597		14,400	15,661	13,551	12,728			12,496		9,967		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Account Value	$ 22,006	18,701	17,514	23,433		17,280	14,734	16,559	12,668			10,884		10,511		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Account Value	$ 22,006	18,701	17,514	23,433		17,280	14,734	16,559	12,668			10,884		10,511		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Account Value	$ 22,006	18,701	17,514	23,433		17,280	14,734	16,559	12,668			10,884		10,511		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $2,200,600
Account Value	$ 2,200,600	1,870,100	1,751,400	2,343,300		1,728,000	1,473,400	1,655,900	1,266,800			1,088,400		1,051,100		1,000,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,165,500
Account Value	$ 2,165,500	1,827,800	1,746,600	2,127,000		1,446,100	1,364,000	1,565,900	1,248,300			1,086,200		1,000,300		1,000,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Account Value	$ 22,006	18,701	17,514	23,433		17,280	14,734	16,559	12,668			10,884		10,511		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Account Value	$ 22,006	18,701	17,514	23,433		17,280	14,734	16,559	12,668			10,884		10,511		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Account Value	$ 22,006	18,701	17,514	23,433		17,280	14,734	16,559	12,668			10,884		10,511		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	18,278	17,466	21,270		14,461	13,640	15,659	12,483			10,862		10,003		10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Account Value	$ 22,006	18,701	17,514	23,433		17,280	14,734	16,559	12,668			10,884		10,511		10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Account Value	$ 21,655	$ 18,278	$ 17,466	$ 21,270		$ 14,461	$ 13,640	$ 15,659	$ 12,483			$ 10,862		$ 10,003		$ 10,000